OTHER NON-CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
OTHER NON-CURRENT ASSETS, NET
Long-term guarantee deposits	¥ 500,530		¥ 397,737		$ 68,585
Prepayments for equipment, net	273,180		354,005		37,431
Land use rights, net	146,300		31,950		20,044
Prepaid leasehold improvements	1,500		2,874		206
Interest receivable non-current	7,677		2,926		1,052
Other non-current assets, net	929,165		789,492		$ 127,318
Original values	149,700		33,100
Accumulated amortization	¥ 3,400		1,100
Period of land use rights (in years)	50 years	50 years
Amortization of land use rights	¥ 2,200	$ 300	¥ 600	¥ 200
Assets Pledged as Collateral
OTHER NON-CURRENT ASSETS, NET
Land use rights, net	¥ 77,600